Schedule of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net income per share attributable to ordinary shareholders
Net income - basic	$ 2,326,597	$ 2,787,236	$ 1,803,509
Net income - diluted	$ 2,326,597	$ 2,787,236	$ 1,803,509
Weighted average number of ordinary shares outstanding - basic	11,250,000	11,250,000	8,136,986
Weighted average number of ordinary shares outstanding - diluted	11,250,000	11,250,000	8,136,986
Earning per share - basic	$ 0.2	$ 0.25	$ 0.22
Earning per share - diluted	$ 0.2	$ 0.25	$ 0.22